Convertible Bonds	12 Months Ended
Dec. 31, 2021
Convertible Bonds
Convertible Bonds

12.Convertible Bonds

(a)2024 Convertible Bonds

In September 2019, the Company issued US$1,000,000 principal amount 0.00% convertible senior notes including US$125,000 sold upon the exercise of the over-allotment option (the “2024 Notes”). The 2024 Notes will mature on October 1, 2024 unless redeemed, repurchased or converted prior to such date.

12.Convertible Bonds (Continued)

(a)2024 Convertible Bonds (Continued)

Holders may convert their 2024 Notes at their option prior to the close of business on the business day immediately preceding April 1, 2024 only under the following circumstances: (1) during any calendar quarter commencing after the calendar quarter ending on December 31, 2019 (and only during such calendar quarter), if the last reported sale price of the Company’s American Depositary Shares (the “ADSs”), each representing four Class A ordinary shares of the Company, par value US$0.000005 per share, for at least 20 trading days (whether or not consecutive) during a period of 30 consecutive trading days ending on, and including, the last trading day of the immediately preceding calendar quarter is greater than or equal to 130% of the conversion price on each applicable trading day (the “2024 Price Condition”); (2) during the five-business-day-period after any ten-consecutive-trading-day-period (the “measurement period”) in which the trading price per US$1,000 principal amount of the 2024 Notes for each trading day of the measurement period was less than 98% of the product of the last reported sale price of the ADSs and the conversion rate on each such trading day; (3) if the Company calls the 2024 Notes for a tax redemption; (4) if the Company calls the 2024 Notes for redemption at its option or (5) upon the occurrence of specified corporate events. On or after April 1, 2024 until the close of business on the second scheduled trading day immediately preceding the maturity date, holders may convert their 2024 Notes at any time. Upon conversion, the Company will pay or deliver, as the case may be, cash, ADSs, or a combination of cash and ADSs, at its election.

The initial conversion rate of the 2024 Notes is 23.4680 of the Company’s ADS per US$1,000 principal amount of the 2024 Notes (which is equivalent to an initial conversion price of approximately US$42.61 per ADS). The conversion rate will be subject to adjustment in some events. In addition, following certain corporate events that occur prior to the maturity date, if a make-whole fundamental change occurs prior to the maturity date of the 2024 Notes, or under certain circumstances upon a tax redemption or the Company’s optional redemption, the Company will, in certain circumstances, increase the conversion rate for a holder who elects to convert its 2024 Notes in connection with such corporate event, such make-whole fundamental change or such notice of tax redemption or notice of optional redemption, as the case may be.

The Company may not redeem the 2024 Notes prior to October 1, 2022 unless certain tax-related events occur. On or after October 1, 2022, the Company may redeem for cash all or part of the 2024 Notes, at its option, if the last reported sale price of the Company’s American Depositary Shares has been at least 130% of the conversion price then in effect on (i) each of at least 20 trading days (whether or not consecutive) during any 30 consecutive trading day period ending on, and including, the trading day immediately prior to the date the Company provides notice of redemption; and (ii) the trading day immediately preceding the date the Company sends such notice. Holders of the 2024 Notes may require the Company to repurchase all or part of their 2024 Notes in cash on October 1, 2022 (the “Repurchase Date”) or in the event of certain fundamental changes. No sinking fund is provided for the 2024 Notes.

(b)2025 Convertible Bonds

In November 2020, the Company issued US$2,000,000 principal amount 0.00% convertible senior notes including US$250,000 sold upon the exercise of the over-allotment option (the “2025 Notes”). The Notes will mature on December 1, 2025 unless redeemed, repurchased or converted prior to such date.

12.Convertible Bonds (Continued)

(b)2025 Convertible Bonds (Continued)

Holders may convert their 2025 Notes at their option prior to the close of business on the business day immediately preceding June 1, 2025 only under the following circumstances: (1) during any calendar quarter commencing after the calendar quarter ending on March 31, 2021 (and only during such calendar quarter), if the last reported sale price of the Company’s ADS, par value US$0.000005 per share, for at least 20 trading days (whether or not consecutive) during a period of 30 consecutive trading days ending on, and including, the last trading day of the immediately preceding calendar quarter is greater than or equal to 130% of the conversion price on each applicable trading day; (2) during the five-business-day period after any ten-consecutive-trading-day period (the “measurement period”) in which the “trading price” (as defined below) per US$1,000 principal amount of 2025 Notes for each trading day of the measurement period was less than 98% of the product of the last reported sale price of the ADSs and the conversion rate on each such trading day; (3) if the Company calls the 2025 Notes for a tax redemption; (4) if the Company calls the 2024 Notes for redemption at its option or (5) upon the occurrence of specified corporate events. On or after June 1, 2025 until the close of business on the second scheduled trading day immediately preceding the maturity date, holders may convert their 2025 Notes at any time, regardless of the foregoing circumstances. Upon conversion, the Company will pay or deliver, as the case may be, cash, ADSs, or a combination of cash and ADSs, at its election.

The conversion rate will initially be 5.2459 ADSs per US$1,000 principal amount of 2025 Notes (equivalent to an initial conversion price of approximately US$190.63 per ADS). The conversion rate will be subject to adjustment in some events but will not be adjusted for any accrued and unpaid special interest, if any. In addition, following certain corporate events that occur prior to the maturity date or following the Company’s delivery of a notice of a tax or optional redemption, the Company will, in certain circumstances, increase the conversion rate for a holder who elects to convert its 2025 Notes in connection with such a corporate event or such notice of tax or optional redemption, as the case may be.

The Company may not redeem the 2025 Notes prior to December 6, 2023 unless certain tax-related events occur. On or after December 6, 2023, the Company may redeem for cash all or part of the 2025 Notes, at its option, if the last reported sale price of its ADSs has been at least 130% of the conversion price then in effect on (i) each of at least 20 trading days (whether or not consecutive) during any 30 consecutive trading day period ending on, and including, the trading day immediately prior to the date the Company provide notice of redemption and (ii) the trading day immediately preceding the date the Company send such notice. Holders of the 2025 Notes may require the Company to repurchase all or part of their 2025 Notes in cash on December 1, 2023 (the “Repurchase Date”) or in the event of certain fundamental changes. No sinking fund is provided for the 2025 Notes.

(c)Accounting for Convertible Bonds

As the conversion option may be settled in cash, ADSs, or a combination of cash and ADSs at the Company’s option, the Company separated the 2024 Notes and the 2025 Notes (collectively as the “Notes”) into liability and equity components in accordance with ASC 470-20, Debt with Conversion and Other Options. The carrying amount of the liability component was initially calculated by measuring the fair value of a similar liability that does not have an associated conversion feature. The carrying amount of the equity component representing the conversion option was determined by deducting the fair value of the liability component from the initial proceeds and recorded as additional paid-in capital. The resulting discount, together with the allocated issuance costs as mentioned below, are accreted at an effective interest rate over the period from the issuance date to the Repurchase Date. The effective rate of the 2024 Notes and 2025 Notes are 11.15% and 10.87%, respectively. The Group made estimates and judgments in determining the initial fair values of the liability components of the Notes with the assistance from independent valuation firms.

12.Convertible Bonds (Continued)

(c)Accounting for Convertible Bonds (Continued)

The gross proceeds from the issuance of the 2024 Notes were US$1,000,000. Debt issuance costs including underwriting commissions and offering expenses were approximately US$15,680, which were allocated to the liability and equity components proportionately.

The gross proceeds from the issuance of the 2025 Notes were US$2,000,000. Debt issuance costs including underwriting commissions and offering expenses were approximately US$20,607, which were allocated to the liability and equity components proportionately.

As of December 31, 2020 and 2021, the principal amount of the liability component of the Notes were US$2,883,024 and US$2,226,253, unamortized debt discount were US$671,068 and US$377,216, and net carrying amount of the liability component was RMB14,432,792 and RMB11,788,907, respectively. The carrying amount of the equity component was US$478,633 and US$(1,849,645), respectively. For the years ended December 31, 2020 and 2021, the amount of interest cost recognized relating to the amortization of the discount on the liability component was RMB695,794 and RMB1,221,846 (US$191,734), respectively. As of December 31, 2021, the liability component of 2024 Notes and 2025 Notes will be accreted up to the principal amount over a remaining period of 0.75 years and 1.92 years, respectively.

For the year ended December 31,2020 and 2021, holders of 2024 Notes exercised their right to convert US$116,976 and US$656,771 principal amount of their notes, respectively, into shares under the 2024 Price Condition at its initial conversion price. Upon conversion, the Company issued 9,900,368 and 62,732,708 ordinary shares, respectively for the years ended December 31, 2020 and 2021. As of December 31, 2021, the if-converted values of remaining 2024 Notes were US$312,163, which exceeded their principal amount of US$226,253.